Basic and Diluted Net Income Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Basic and Diluted Net Income Per Share [Abstract]
Schedule of Basic and Diluted Net Income Per Share Attributable to Common Stockholders

The following table sets forth the computation of the Company’s basic and diluted net income per share attributable to common stockholders for the thirteen week periods ended March 29, 2026 and March 30, 2025 (in thousands, except share and per share amounts):

	Thirteen Weeks Ended
	March 29,	March 30,
	2026	2025
Numerator for basic income per share:
Net income - basic	$5,250	$4,812
Numerator for diluted income per share
Senior unsecured convertible notes	(4,882)	—
July 2024 Notes derivative liability and interest expense, net of tax	—	(3,138)
Third SAFE	(49)	20
Net income - diluted	$319	$1,694
Denominator:
Weighted average shares:
Denominator for basic income per share	124,279,055	80,209,585
Effect of dilutive securities:
Senior unsecured convertible notes	16,912,704
July 2024 Notes derivative liability	—	27,364,717
Third SAFE	2,750,000	2,750,000
Stock options and RSUs	14,705,403	1,489,794
Warrants	166,460	487,794
Deferred consideration	4,973,840	—
Denominator for diluted income per share	163,787,462	112,302,063
Net income per share:
Net income - basic	$0.04	$0.06

Net income– diluted	$0.00	$0.02

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	Fiscal Year Ended
	December 28,	December 29,
	2025	2024
Numerator for basic loss per share:
Net loss from continuing operations	$(44,254)	$(54,444)
Net loss from discontinued operations	(1,100)	(2,007)
Net loss	(45,354)	(56,451)
Numerator for diluted loss per share
Impact of September 2024 Notes derivative liability and interest expense, net of tax	—	(35,886)
Net loss	$(45,354)	$(92,337)
Denominator:
Weighted average shares:
Denominator for basic loss per share	87,108,928	66,655,837
Effect of dilutive securities:
September 2024 Notes derivative liability	—	9,137,711
Denominator for diluted loss per share	87,108,928	75,793,548
Net loss per share:
Basic:
Continuing operations	$(0.51)	$(0.82)
Discontinued operations	(0.01)	(0.03)
Net loss	$(0.52)	$(0.85)
Diluted
Continuing operations	$(0.51)	$(1.19)
Discontinued operations	(0.01)	(0.03)
Net loss	$(0.52)	$(1.22)

Schedule of Potential Common Shares Excluded from Computation of Diluted Net Loss Per Share of Common Stock

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been anti-dilutive:

	Thirteen Weeks Ended
	March 29, 2026	March 30, 2025
Convertible notes	65,722,738	37,333,318
Total potential common shares excluded from diluted net loss per share	65,722,738	37,333,318

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been anti-dilutive:

	Fiscal Year Ended
	December 28,	December 29,
	2025	2024
Common stock warrants	218,847	25,434,069
Convertible notes	82,460,428	27,364,717
Stock options and RSUs issued and outstanding	8,084,064	11,979,368
Third SAFE Agreement	2,750,000	—
Deferred consideration shares	11,640,506	—
Potential common shares excluded from diluted net loss per share	105,153,845	64,778,154